Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 3. Intangible Assets

At December 31, 2018 and 2017, intangible assets consist of the following:

	2018	2017
Internet domain names	$58,641	$58,641
Website and data bases	56,050	56,050
Customer and supplier lists	4,500	4,500
Total intangibles	119,191	119,191
Less accumulated amortization	(119,191)	(119,041)
	$—	$150

We recognized goodwill and identifiable intangibles arising from the allocation of the purchase prices of assets acquired in accordance with ASC 805. Goodwill represents the excess of cost over fair value of all identifiable assets less any liabilities assumed. We have not recognized any goodwill in these financial statements. Additionally, ASC 805 gives guidance on five types of assets: marketing-related, customer-related, artistic-related, contract-related, and technology based intangible assets. We identified identifiable intangibles that are marketing-related, customer-related, and technology based.

The amount charged to amortization expense for all intangibles was $150 and $975 for the years ended December 31, 2018 and 2017, respectively. Estimated future amortization expense related to the intangibles as of December 31, 2018 is $-.